STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS (MODIFIED CASH BASIS) - EBP 006 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Net Investment Income
Change in Plan Interest in Master Employee Benefit Plan Trust	$ 295,209
Total Net Investment Income	295,209
Interest on Notes Receivable from Participants	2,878
Deposits and Contributions
Participants	85,431
Employer	25,147
Total Deposits and Contributions	110,578
Total Additions	408,665
DEDUCTIONS
Benefit Payments to Participants	218,404
Administrative Expenses	2,479
Total Deductions	220,883
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS, PRIOR TO TRANSFERS	187,782
Transfers to Public Service Enterprise Group Incorporated Thrift and Tax-Deferred Savings Plan - Net	(12,071)
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS NET ASSETS AVAILABLE FOR BENEFITS	175,711
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of Year	2,197,248
Ending of Year	$ 2,372,959